Impairment of goodwill and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Goodwill Acquired Through Business Combinations Allocated to CGUs for Impairment Testing

Goodwill acquired through business combinations has been allocated to CGUs for impairment testing as follows (before impairment write-downs):

		Goodwill
Cash generating units	Segment	December 31, 2018	December 31, 2017
Yakutugol	Mining	13,399	13,399
Southern Kuzbass Power Plant	Power	2,382	2,382
Kuzbass Power Sales Company	Power	1,026	1,026
Port Posiet	Mining	756	756
Chelyabinsk Metallurgical Plant	Steel	646	556
Southern Kuzbass Coal Company	Mining	143	143
Port Temryuk	Mining	69	69

Total		18,421	18,331

Summary of Inflation and Discount Rates, Range of Discount Rates, Estimated for Each Year for Forecasted Period

Inflation and discount rates, range of discount rates, estimated for each year for the forecasted period, were as follows:

	Forecast period, years
For the year ended December 31, 2017	2018	2019	2020	2021	2022
Inflation rate in Russia	4.0%	4.0%	4.0%	4.0%	4.0%
Inflation rate in European countries	2.9%	2.9%	2.9%	2.8%	2.8%
Pre-tax discount rate, %	9.19%-17.72%	9.19%-17.72%	9.19%-17.72%	9.19%-17.72%	9.19%-17.72%

For the year ended December 31, 2018	2019	2020	2021	2022	2023
Inflation rate in Russia	5.0%	4.3%	3.8%	4.0%	4.0%
Inflation rate in European countries	3.3%	3.3%	3.1%	3.1%	3.0%
Pre-tax discount rate, %	11.10%-23.60%	11.10%-23.60%	11.10%-23.60%	11.10%-23.60%	11.10%-23.60%

Summary of Carrying Value of Individual Items of Assets

According to the results of the impairment analysis of goodwill, an impairment loss as of December 31, 2018 was recognized in the following CGU:

Cash generating units	Impairment loss on goodwill at December 31, 2018
Southern Kuzbass Power Plant (SKPP)	2,382

Total	2,382

Non-current assets [member]
Statement [LineItems]
Summary of Carrying Value of Individual Items of Assets

According to the results of the impairment analysis, impairment of non-current assets was identified for the following CGUs as of December 31, 2018:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2018
Korshunov Mining Plant (KMP)	1,151
Izhstal	781
Southern Kuzbass Power Plant (SKPP)	337

Total	2,269

According to the results of the impairment analysis, impairment of non-current assets was identified for the following CGUs as of December 31, 2017:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2017
Korshunov Mining Plant (KMP)	2,271
Izhstal	2,130
Bratsk Ferroalloy Plant (BFP)	151

Total	4,552

Non-current assets individually impaired [member]
Statement [LineItems]
Summary of Carrying Value of Individual Items of Assets

Carrying value of individual items of the non-current assets for the respective entities including the underground mining workings at SKCC was impaired due to changes in the Group’s management plans to invest funds into the ongoing construction projects and, as a result, the inability of these assets to generate future economic benefits in the current market conditions:

Subsidiaries	Impairment loss on non-current assets identified for individual items of assets at December 31, 2018
Southern Kuzbass Coal Company (SKCC)	2,533
Other	38

Total	2,571

The carrying value of individual items of the non-current assets for the respective entity was impaired due to the refusal by the regulatory authorities to extend the term of mineral license for exploration and extraction as of December 31, 2017:

Subsidiaries	Impairment loss on non-current assets identified for individual items of assets at December 31, 2017
Southern Kuzbass Coal Company (SKCC)	1,529

Total	1,529